OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Deferred Financing Costs	$ 359	$ 359
Firm Commitment	0	3,077
Other Current Assets	615	636
Total	974	4,072
Accrued Liabilities [Abstract]
Accrued Interest	540	279
Accrued Costs	493	610
Deferred Revenues	1,159	1,310
Forward Contracts	0	3,087
Total	$ 2,192	$ 5,286